COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments under Non-Cancelable Operating Leases

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2016 are as follows:

Years ending March 31,	(Yen in millions)
2017	¥6,121
2018	4,220
2019	2,562
2020	1,827
2021	1,152
2022 and thereafter	1,506

¥17,388